Reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Reserves

Note 24 Reserves

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Share-based payment reserve	$43,735,164	$45,642,323
Foreign currency translation reserve	(19,670,880)	(20,442,256)
Convertible loan note reserve	4,523,095	4,523,095
	$28,587,379	$29,723,162

Share-based Payment Reserve

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Share-based payment reserve	$43,735,164	$45,642,323
Movements:
Opening balance	45,642,323	42,462,654
Performance rights cash settled in current period (See Note 28 – Share-based Payments)	(714,563)	(603,932)
Cashless exercise of options	(19,110)	(1,605,677)
Equity settled share-based payments	(1,142,636)	5,523,560
Exchange differences	(30,850)	(134,282)
Closing balance	$43,735,164	$45,642,323

The share-based payment reserve includes items recognized as expenses on valuation of director, employee and contractor options and performance rights.

Foreign Currency Translation Reserve

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Foreign currency translation reserve	$(19,670,880)	$(20,442,256)
Movements:
Opening balance	(20,440,815)	(16,626,918)
Exchange differences on translation of foreign operations	769,935	(3,813,897)
Closing balance	$(19,670,880)	$(20,440,815)

The foreign currency translation reserve includes exchange differences arising on translation of a foreign-controlled subsidiary.